Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 3,653,778	$ 6,449,876		$ 38,595,610
Restricted cash	44,982,294	44,844,196		34,485,797
Accounts receivable, net	3,203,410	2,822,162		908,727
Accounts receivable, net, related parties	359,488	272,546		238,892
Loans receivables	517,376	517,479		123,611
Earnest deposit, the shareholder				7,182,131
Consideration receivable				1,861,348
Income tax recoverable	423,407	260,120
Deposit, prepayments, and other receivables	1,105,649	589,786		383,399
Total current assets	54,245,402	55,756,165		83,779,515
Non-current assets:
Loans receivables	1,062,774	1,072,392		3,785,314
Property and equipment, net	7,222,567	7,359,416		1,653,458
Notes receivables	588,858
Long-term investments, net	34,545,838	37,033,360		33,292,013
Total non-current assets	43,420,037	45,465,168		38,730,785
TOTAL ASSETS	97,665,439	101,221,333		122,510,300
Current liabilities:
Accounts payable and accrued liabilities	17,501,963	20,274,429		3,850,015
Escrow liabilities	29,463,549	29,487,616		34,485,797
Borrowings	6,251,749	4,477,254
Amount due to shareholder	4,973,844	6,289,743
Forward share purchase liability	13,573,788	13,491,606
Income tax payable and provision	23,000,000	23,000,000		23,028,916
Total current liabilities	94,764,893	97,020,648		61,364,728
Long-term liabilities:
Warrant liabilities	3,868	4,548
Deferred tax liabilities	45,613	45,858
Total long-term liabilities	49,481	50,406
TOTAL LIABILITIES	94,814,374	97,071,054		61,364,728
Commitments and contingencies
Shareholders’ equity:
Ordinary shares, value	61,751	58,377	[1]	53,835	[1]
Ordinary shares to be issued	1,665	1,665		1,665
Additional paid-in capital	54,773,534	43,870,308		38,706,226
Receivable from the shareholder				(29,562,195)
Accumulated other comprehensive loss	(518,142)	(384,938)		(179,461)
Accumulated deficit	(51,467,743)	(39,395,133)		52,125,502
Total shareholders’ equity	2,851,065	4,150,279		61,145,572
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 97,665,439	$ 101,221,333		$ 122,510,300

[1]	Retroactively restated for the reverse recapitalization as described in Note 4.